OTHER INCOME AND EXPENSES AND LOSSES PER SHARE - Other operating income/expenses (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2025 VND (₫)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 VND (₫)	Dec. 31, 2023 VND (₫)
Other operating income
Voucher terminated				₫ 207,098
Interest due to late payment from customers	₫ 279,665	$ 11,132,718	₫ 268,578	163,754
Others	483,148	19,232,833	129,513	104,896
Total	762,813	30,365,551	398,091	475,748
Other operating expenses
Foreign exchange losses	169,672	6,754,190	1,035,914	695,050
Penalties	1,167,112	46,459,615	1,496,341	1,131,947
Written off and disposal of long-lived assets	732,623	29,163,767	570,050	81,165
Residual value guarantee remeasurement loss	570,187	22,697,624	283,468
Others	188,983	7,522,909	220,477	139,601
Total	2,828,577	112,598,105	3,606,250	2,047,763
Net other operating expenses	₫ (2,065,764)	$ (82,232,554)	₫ (3,208,159)	₫ (1,572,015)	[1]

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control